Regulatory Requirements and Restrictions	12 Months Ended
Dec. 31, 2015
Regulatory Requirements and Restrictions

Note 16. Regulatory Requirements and Restrictions

The Company (on a consolidated basis) and Bank are subject to various regulatory capital requirements administered by the Commonwealth of Virginia and Federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary, actions by regulators that, if undertaken, could have a direct material effect on the Company and Bank’s financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company and the Bank must meet specific capital guidelines that involve quantitative measures of their assets, liabilities, and certain off-balance-sheet items as calculated under regulatory accounting practices. The capital amounts and classifications are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors. Prompt corrective action provisions are not applicable to bank holding companies.

Quantitative measures established by regulation to ensure capital adequacy required the Company and the Bank during 2015 to maintain minimum amounts and ratios (set forth in the table below) of total common equity Tier 1 and Tier 1 capital (as defined in the regulations) to risk-weighted assets (as defined), and of Tier 1 capital (as defined) to average assets (as defined). Management believes that as of December 31, 2015 and 2014, the Company and the Bank met all capital adequacy requirements to which they were subject.

As of December 31, 2015, the most recent notification from the Federal Reserve categorized the Bank as well capitalized under the framework for prompt corrective action. To be categorized as well capitalized on such date, an institution must maintain minimum total risk-based, common equity Tier 1 risk-based, Tier 1 risk-based, and Tier 1 leverage ratios as set forth in the table. There are no conditions or events since that notification that management believes have changed the Bank’s category.

In July 2013, the Federal Reserve issued final rules that made technical changes to its capital rules to align them with the Basel III regulatory capital framework and meet certain requirements of the Dodd-Frank Act. Effective January 1, 2015, the final rules require the Bank to comply with the following minimum capital ratios: (i) a new Common Equity Tier 1 capital ratio of 4.5% of risk-weighted assets; (ii) a Tier 1 capital ratio of 6.0% of risk-weighted assets (increased from the prior requirement of 4.0%); (iii) a total capital ratio of 8.0% of risk-weighted assets (unchanged from the prior requirement); and (iv) a leverage ratio of 4.0% of total assets (unchanged from the prior requirement). The following additional capital requirements related to the capital conservation buffer will be phased in over a four year period beginning January 1, 2016. When fully phased in on January 1, 2019, the rules will require the Bank to maintain (i) a minimum ratio of Common Equity Tier 1 to risk-weighted assets of at least 4.5%, plus a 2.5% “capital conservation buffer” (which is added to the 4.5% Common Equity Tier 1 ratio as that buffer is phased in, effectively resulting in a minimum ratio of Common Equity Tier 1 to risk-weighted assets of at least 7.0% upon full implementation), (ii) a minimum ratio of Tier 1 capital to risk-weighted assets of at least 6.0%, plus the 2.5% capital conservation buffer (which is added to the 6.0% Tier 1 capital ratio as that buffer is phased in, effectively resulting in a minimum Tier 1 capital ratio of 8.5% upon full implementation), (iii) a minimum ratio of total capital to risk-weighted assets of at least 8.0%, plus the 2.5% capital conservation buffer (which is added to the 8.0% total capital ratio as that buffer is phased in, effectively resulting in a minimum total capital ratio of 10.5% upon full implementation), and (iv) a minimum leverage ratio of 4.0%, calculated as the ratio of Tier 1 capital to average assets. The capital conservation buffer requirement will be phased in beginning January 1, 2016, at 0.625% of risk-weighted assets, increasing by the same amount each year until fully implemented at 2.5% on January 1, 2019. The capital conservation buffer is designed to absorb losses during periods of economic stress. Banking institutions with a ratio of Common Equity Tier 1 to risk-weighted assets above the minimum but below the conservation buffer will face constraints on dividends, equity repurchases and compensation based on the amount of the shortfall.

The Company’s and the Bank’s actual capital amounts and ratios as of December 31, 2015 and December 31, 2014, are presented in the following tables:

					Minimum
					To Be Well
					Capitalized Under
			Minimum		Prompt Corrective
	Actual		Capital Requirement		Action Provisions
(Dollars in Thousands)	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2015:
Total Risk Based Capital (to Risk Weighted Assets)
Consolidated	$49,305	15.54%	$25,380	8.00%	N/A	N/A
Bank of Lancaster	42,923	13.64%	25,176	8.00%	$31,471	10.0%
Tier 1 Capital (to Risk Weighted Assets)
Consolidated	38,492	12.13%	19,035	6.00%	N/A	N/A
Bank of Lancaster	38,986	12.39%	18,882	6.00%	$25,176	8.0%
Common Equity Tier 1 Capital (to Risk Weighted Assets)
Consolidated	38,492	12.13%	14,276	4.50%	N/A	N/A
Bank of Lancaster	38,986	12.39%	14,162	4.50%	$20,456	6.5%
Tier 1 Capital (to Average Assets)
Consolidated	38,492	8.84%	17,420	4.00%	N/A	N/A
Bank of Lancaster	38,986	9.11%	17,125	4.00%	$21,406	5.0%

					Minimum
					To Be Well
					Capitalized Under
			Minimum		Prompt Corrective
	Actual		Capital Requirement		Action Provisions
(Dollars in Thousands)	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2014:
Total Risk Based Capital (to Risk Weighted Assets)
Consolidated	$41,445	15.02%	$22,074	8.00%	N/A	N/A
Bank of Lancaster	36,446	13.30%	21,927	8.00%	$27,409	10.0%
Tier 1 Capital (to Risk Weighted Assets)
Consolidated	38,240	13.86%	11,037	4.00%	N/A	N/A
Bank of Lancaster	33,241	12.13%	10,964	4.00%	$16,445	6.0%
Tier 1 Capital (to Average Assets)
Consolidated	38,240	10.36%	14,770	4.00%	N/A	N/A
Bank of Lancaster	33,241	9.07%	14,664	4.00%	$18,329	5.0%

Bank Dividends

One source of funds available to the Company is the payment of dividends by the Bank. Banking regulations limit the amount of dividends that may be paid without prior approval from the Bank’s regulators.